Quarterly Report
March 31, 2024
MFS®  Limited Maturity Portfolio
MFS® Variable Insurance Trust III
VLT-Q1

Portfolio of Investments
3/31/24 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Bonds – 97.7%
Aerospace & Defense – 0.3%
Boeing Co., 2.196%, 2/04/2026	$1,118,000	$1,046,671
Apparel Manufacturers – 0.2%
Tapestry, Inc., 7.05%, 11/27/2025	$315,000	$321,482
Tapestry, Inc., 7%, 11/27/2026	191,000	196,792
		$518,274
Asset-Backed & Securitized – 22.4%
3650R Commercial Mortgage Trust, 2021-PF1, “XA”, 1.015%, 11/15/2054 (i)	$12,935,132	$609,710
ACREC 2021-FL1 Ltd., “AS”, FLR, 6.941% ((SOFR - 1mo. + 0.11448%) + 1.5%), 10/16/2036 (n)	898,000	879,975
ACREC 2021-FL1 Ltd., “B”, FLR, 7.241% ((SOFR - 1mo. + 0.11448%) + 1.8%), 10/16/2036 (n)	1,596,000	1,554,883
ACREC 2021-FL1 Ltd., “C”, FLR, 7.591% ((SOFR - 1mo. + 0.11448%) + 2.15%), 10/16/2036 (n)	902,000	871,752
AmeriCredit Automobile Receivables Trust, 2020-1, “C”, 1.59%, 10/20/2025	74,917	74,681
AmeriCredit Automobile Receivables Trust, 2024-1, “A”, 5.61%, 1/12/2027 (n)	420,050	419,950
Arbor Realty Trust, Inc., CLO, 2021-FL3, “B”, FLR, 7.039% ((SOFR - 1mo. + 0.11448%) + 1.6%), 8/15/2034 (n)	455,000	440,167
Arbor Realty Trust, Inc., CLO, 2021-FL3, “C”, FLR, 7.289% ((SOFR - 1mo. + 0.11448%) + 1.85%), 8/15/2034 (n)	264,000	253,505
Arbor Realty Trust, Inc., CLO, 2021-FL4, “AS”, FLR, 7.139% ((SOFR - 1mo. + 0.11448%) + 1.7%), 11/15/2036 (n)	1,102,500	1,086,504
Arbor Realty Trust, Inc., CLO, 2021-FL4, “B”, FLR, 7.439% ((SOFR - 1mo. + 0.11448%) + 2%), 11/15/2036 (n)	1,102,500	1,084,774
Arbor Realty Trust, Inc., CLO, 2021-FL4, “C”, FLR, 7.739% ((SOFR - 1mo. + 0.11448%) + 2.3%), 11/15/2036 (n)	663,500	645,051
Arbor Realty Trust, Inc., CLO, 2022-FL1, “C”, FLR, 7.618% (SOFR - 30 day + 2.3%), 1/15/2037 (n)	1,737,500	1,706,580
AREIT 2019-CRE3 Trust, “AS”, FLR, 6.739% ((SOFR - 1mo. + 0.11448%) + 1.3%), 9/14/2036 (n)	333,023	329,495
AREIT 2019-CRE3 Trust, “B”, FLR, 6.989% ((SOFR - 1mo. + 0.11448%) + 1.55%), 9/14/2036 (n)	319,500	308,758
AREIT 2019-CRE3 Trust, “C”, FLR, 7.339% (SOFR - 1mo. + 2.014%), 9/14/2036 (n)	264,000	250,305
AREIT 2022-CRE6 Trust, “D”, FLR, 8.168% (SOFR - 30 day + 2.85%), 1/20/2037 (n)	237,500	224,522
ARI Fleet Lease Trust, 2023-B, “A2”, 6.05%, 7/15/2032 (n)	287,693	289,545
Balboa Bay Loan Funding Ltd., 2020-1A, “BR”, FLR, 7.229% ((SOFR - 3mo. + 0.26161%) + 1.65%), 1/20/2032 (n)	1,039,826	1,039,824
Balboa Bay Loan Funding Ltd., 2020-1A, “CR”, FLR, 7.679% ((SOFR - 3mo. + 0.26161%) + 2.1%), 1/20/2032 (n)	563,239	563,261
Ballyrock CLO 2018-1A Ltd., “A2”, FLR, 7.179% ((SOFR - 3mo. + 0.26161%) + 1.6%), 4/20/2031 (n)	1,748,737	1,751,130
Ballyrock CLO 2018-1A Ltd., “B”, FLR, 7.479% ((SOFR - 3mo. + 0.26161%) + 1.9%), 4/20/2031 (n)	741,069	741,793
BBCMS Mortgage Trust, 2018-C2, “XA”, 0.753%, 12/15/2051 (i)(n)	21,571,317	598,352
BBCMS Mortgage Trust, 2021-C10, “XA”, 1.282%, 7/15/2054 (i)	5,697,680	367,327
BBCMS Mortgage Trust, 2021-C11, “XA”, 1.371%, 9/15/2054 (i)	5,907,452	399,300
BDS 2021-FL10 Ltd., “B”, FLR, 7.391% ((SOFR - 1mo. + 0.11448%) + 1.95%), 12/16/2036 (n)	519,000	509,196
BDS 2021-FL10 Ltd., “C”, FLR, 7.741% ((SOFR - 1mo. + 0.11448%) + 2.3%), 12/16/2036 (n)	377,500	368,079
Benchmark 2021-B23 Mortgage Trust, “XA”, 1.265%, 2/15/2054 (i)	10,320,452	608,836
Benchmark 2021-B27 Mortgage Trust, “XA”, 1.258%, 7/15/2054 (i)	11,228,193	664,296
Benchmark 2021-B28 Mortgage Trust, “XA”, 1.27%, 8/15/2054 (i)	8,183,131	524,802
Benchmark 2021-B29 Mortgage Trust, “XA”, 1.03%, 9/15/2054 (i)	11,810,531	575,974
BSPRT 2022-FL8 Issuer Ltd., “A”, FLR, 6.818% (SOFR - 30 day + 1.5%), 2/15/2037 (n)	2,069,330	2,056,396
BSPRT 2022-FL8 Issuer Ltd., “B”, FLR, 7.369% (SOFR - 30 day + 2.05%), 2/15/2037 (n)	287,500	280,651
BSPRT 2022-FL8 Issuer Ltd., “C”, FLR, 7.618% (SOFR - 30 day + 2.3%), 2/15/2037 (n)	463,500	447,345
Business Jet Securities LLC, 2020-1A, “A”, 2.981%, 11/15/2035 (n)	77,227	75,051
Business Jet Securities LLC, 2021-1A, “A”, 2.162%, 4/15/2036 (n)	179,663	168,092
Business Jet Securities LLC, 2021-1A, “B”, 2.918%, 4/15/2036 (n)	52,009	48,234
BXMT 2020-FL2 Ltd., “B”, FLR, 6.839% ((SOFR - 1mo. + 0.11448%) + 1.4%), 2/15/2038 (n)	1,445,000	1,271,239
Capital Automotive, 2020-1A, “A4”, REIT, 3.19%, 2/15/2050 (n)	549,483	530,771
CD 2017-CD4 Mortgage Trust, “XA”, 1.221%, 5/10/2050 (i)	13,675,230	386,160
CF Hippolyta Issuer LLC, 2020-1, “A1”, 1.69%, 7/15/2060 (n)	335,961	314,097
CF Hippolyta Issuer LLC, 2020-1, “B1”, 2.28%, 7/15/2060 (n)	106,277	97,765
Chesapeake Funding II LLC, 2023-1A, “A1”, 5.65%, 5/15/2035 (n)	567,429	568,036
Chesapeake Funding II LLC, 2023-2A, “A1”, 6.16%, 10/15/2035 (n)	580,795	584,339
CNH Equipment Trust 2023-A, “A2”, 5.34%, 9/15/2026	299,276	298,795
Commercial Equipment Finance 2021-A, LLC, “A”, 2.05%, 2/16/2027 (n)	138,154	135,933
Commercial Mortgage Pass-Through Certificates, 2019-BN24, “XA”, 0.634%, 11/15/2062 (i)	8,760,640	271,880
Commercial Mortgage Pass-Through Certificates, 2021-BN31, “XA”, 1.297%, 2/15/2054 (i)	8,958,911	591,781
Commercial Mortgage Pass-Through Certificates, 2021-BN34, “XA”, 0.974%, 6/15/2063 (i)	8,850,526	436,463

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Asset-Backed & Securitized – continued
Commercial Mortgage Pass-Through Certificates, 2021-BN35, “XA”, 1.038%, 6/15/2064 (i)	$4,902,778	$259,267
Credit Acceptance Auto Loan Trust, 2021-2A, “B”, 1.26%, 4/15/2030 (n)	77,492	77,313
Credit Acceptance Auto Loan Trust, 2021-3A, “B”, 1.38%, 7/15/2030 (n)	250,000	245,450
Credit Acceptance Auto Loan Trust, 2021-3A, “C”, 1.63%, 9/16/2030 (n)	250,000	243,196
Credit Acceptance Auto Loan Trust, 2021-4, “A”, 1.26%, 10/15/2030 (n)	154,166	151,990
Credit Acceptance Auto Loan Trust, 2021-4, “B”, 1.74%, 12/16/2030 (n)	478,000	461,321
Credit Acceptance Auto Loan Trust, 2023-3A, “B”, 7.09%, 10/17/2033 (n)	708,000	721,142
DLLST LLC, 2024-1A, “A3”, 5.05%, 8/20/2027 (n)	202,533	201,540
DT Auto Owner Trust, 2023-2A, “A”, 5.88%, 4/15/2027 (n)	505,561	505,768
Empire District Bondco LLC, 4.943%, 1/01/2033	347,000	345,550
Enterprise Fleet Financing 2023-1 LLC, “A2”, 5.51%, 1/22/2029 (n)	639,897	639,349
Fortress CBO Investments Ltd., 2022-FL3, “A”, FLR, 7.17% (SOFR - 30 day + 1.85%), 2/23/2039 (n)	1,075,248	1,057,144
Fortress CBO Investments Ltd., 2022-FL3, “AS”, FLR, 7.57% (SOFR - 30 day + 2.25%), 2/23/2039 (n)	1,154,000	1,123,021
GS Mortgage Securities Trust, 2017-GS6, “XA”, 1.009%, 5/10/2050 (i)	15,060,129	377,720
GS Mortgage Securities Trust, 2017-GS7, “XA”, 1.077%, 8/10/2050 (i)	14,871,243	400,194
GS Mortgage Securities Trust, 2020-GC47, “A5”, 1.126%, 5/12/2053 (i)	8,322,309	449,252
Jamestown CLO Ltd., 2020-15A, “C”, FLR, 8.025% ((SOFR - 3mo. + 0.26161%) + 2.45%), 4/15/2033 (n)	1,998,469	1,996,818
JPMorgan Chase Commercial Mortgage Securities Corp., 0.984%, 9/15/2050 (i)	13,224,361	301,894
LAD Auto Receivables Trust, 2023-4A, “A2”, 6.21%, 10/15/2026 (n)	402,706	403,244
LoanCore 2021-CRE5 Ltd., “AS”, FLR, 7.189% ((SOFR - 1mo. + 0.11448%) + 1.75%), 7/15/2036 (n)	1,344,000	1,327,538
LoanCore 2021-CRE5 Ltd., “B”, FLR, 7.439% ((SOFR - 1mo. + 0.11448%) + 2.0%), 7/15/2036 (n)	567,500	549,679
Madison Park Funding Ltd., 2014-13A, “BR2”, FLR, 7.071% ((SOFR - 3mo. + 0.26161%) + 1.5%), 4/19/2030 (n)	2,779,008	2,779,208
MF1 2020-FL4 Ltd., “B”, FLR, 8.189% ((SOFR - 1mo. + 0.11448%) + 2.75%), 11/15/2035 (n)	1,946,000	1,941,113
MF1 2021-FL6 Ltd., “B”, FLR, 7.091% ((SOFR - 1mo. + 0.11448%) + 1.65%), 7/16/2036 (n)	1,598,887	1,553,624
MF1 2022-FL9 Ltd., “B”, FLR, 8.476% (SOFR - 1mo. + 3.15%), 6/19/2037 (n)	1,885,500	1,871,019
MF1 2024-FL14 LLC, “C”, FLR, 8.615% (SOFR - 1mo. + 3.289%), 3/19/2039 (n)	413,534	412,826
Morgan Stanley Bank of America Merrill Lynch Trust, 2017-C33, “XA”, 1.247%, 5/15/2050 (i)	12,930,044	352,615
Morgan Stanley Capital I Trust, 2017-H1, “XA”, 1.304%, 6/15/2050 (i)	6,403,195	162,836
Morgan Stanley Capital I Trust, 2018-H4, “XA”, 0.806%, 12/15/2051 (i)	16,104,539	510,462
Morgan Stanley Capital I Trust, 2021-L5, “XA”, 1.288%, 5/15/2054 (i)	7,275,126	437,147
Morgan Stanley Capital I Trust, 2021-L6, “XA”, 1.205%, 6/15/2054 (i)	6,731,357	364,768
Morgan Stanley Residential Mortgage Loan Trust, 2024-NQM1, “A-1”, 6.152%, 12/25/2068 (n)	868,598	868,597
New Residential Mortgage Loan Trust, 2024-NQMI, “A-1”, 6.129%, 3/25/2064 (n)	1,027,587	1,027,390
NextGear Floorplan Master Owner Trust, 2023-1A, “A1”, FLR, 6.418% (SOFR - 1mo. + 1.1%), 3/15/2028 (n)	552,000	555,927
Oaktree CLO 2019-1A Ltd., “BR”, FLR, 7.329% ((SOFR - 3mo. + 0.26161%) + 1.75%), 4/22/2030 (n)	1,129,454	1,124,714
Oaktree CLO 2019-1A Ltd., “CR”, FLR, 7.929% ((SOFR - 3mo. + 0.26161%) + 2.35%), 4/22/2030 (n)	1,129,454	1,116,171
OBX Trust, 2023-NQM5, “A1”, 5.988%, 3/25/2028 (n)	337,199	337,165
OBX Trust, 2024-NQM1, “A1”, 5.928%, 11/25/2063 (n)	366,553	365,646
OBX Trust, 2024-NQM1, “A2”, 6.253%, 11/25/2063 (n)	110,760	110,549
OneMain Financial Issuance Trust, 2020-2A, “A”, 1.75%, 9/14/2035 (n)	1,108,000	1,031,947
OneMain Financial Issuance Trust, 2022-S1, “A”, 4.13%, 5/14/2035 (n)	712,000	696,909
OneMain Financial Issuance Trust, 2023-2A, “B”, 6.17%, 9/15/2036 (n)	531,000	541,142
OneMain Financial Issuance Trust, 2023-2A, “C”, 6.74%, 9/15/2036 (n)	1,250,000	1,267,588
PFP III 2021-8 Ltd., “B”, FLR, 6.939% ((SOFR - 1mo. + 0.11448%) + 1.5%), 8/09/2037 (n)	490,500	473,961
Shackleton 2013-4RA CLO Ltd., “B”, FLR, 7.475% ((SOFR - 3mo. + 2.1616%) + 1.9%) 4/13/2031 (n)	927,055	918,716
Shelter Growth CRE 2021-FL3 Ltd., “C”, FLR, 7.589% ((SOFR - 1mo. + 0.11448%) + 2.15%), 9/15/2036 (n)	516,000	495,308
Southwick Park CLO, Ltd., 2019-4A, “B1R”, FLR, 7.079% ((SOFR - 3mo. + 0.26161%) + 1.5%), 7/20/2032 (n)	422,000	421,894
Southwick Park CLO, Ltd., 2019-4A, “B2R”, 2.46%, 7/20/2032 (n)	735,000	660,858
Southwick Park CLO, Ltd., 2019-4A, “CR”, FLR, 7.529% ((SOFR - 3mo. + 0.26161%) + 1.95%), 7/20/2032 (n)	1,001,000	1,001,448
Starwood Commercial Mortgage, 2021-FL2, “B”, FLR, 7.241% ((SOFR - 1mo. + 0.11448%) + 1.8%), 4/18/2038 (n)	764,000	720,957
TPG Real Estate Finance, 2021-FL4, “B”, FLR, 7.289% ((SOFR - 1mo. + 0.11448%) + 1.85%), 3/15/2038 (n)	2,000,000	1,891,932
UBS Commercial Mortgage Trust, 2017-C1, “XA”, 1.012%, 11/15/2050 (i)	9,159,893	247,652
UBS Commercial Mortgage Trust, 2018-C14, “XA”, 0.866%, 12/15/2051 (i)	7,104,293	228,542
Virginia Power Fuel Securitization LLC, 5.088%, 5/01/2027	248,000	244,532
Wells Fargo Commercial Mortgage Trust, 2021-C61, “XA”, 1.357%, 11/15/2054 (i)	3,970,082	262,553
World Omni Select Auto Trust 2023-A, “A2B”, FLR, 6.168% (SOFR - 30 day + 0.85%), 3/15/2027	613,213	614,565
		$67,756,026

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Automotive – 1.5%
Ford Motor Credit Co. LLC, 5.8%, 3/05/2027	$627,000	$629,319
Hyundai Capital America, 5.875%, 4/07/2025 (n)	591,000	592,113
LKQ Corp., 5.75%, 6/15/2028	943,000	959,676
Stellantis Finance US, Inc., 1.711%, 1/29/2027 (n)	723,000	658,622
Volkswagen Group of America Finance LLC, 2.85%, 9/26/2024 (n)	602,000	593,499
Volkswagen Group of America Finance LLC, 3.35%, 5/13/2025 (n)	650,000	634,491
Volkswagen Group of America Finance LLC, 1.25%, 11/24/2025 (n)	494,000	461,576
		$4,529,296
Broadcasting – 0.2%
WarnerMedia Holdings, Inc., 3.755%, 3/15/2027	$679,000	$647,988
Brokerage & Asset Managers – 1.8%
Brookfield Finance, Inc., 3.9%, 1/25/2028	$1,396,000	$1,344,193
Charles Schwab Corp., 5.875%, 8/24/2026	1,766,000	1,795,434
Charles Schwab Corp., 5.643% to 5/19/2028, FLR (SOFR - 1 day + 2.210%) to 5/19/2029	645,000	654,792
LPL Holdings, Inc., 4.625%, 11/15/2027 (n)	500,000	479,842
LPL Holdings, Inc., 6.75%, 11/17/2028	368,000	385,410
LPL Holdings, Inc., 4%, 3/15/2029 (n)	814,000	748,391
		$5,408,062
Business Services – 1.1%
Equinix, Inc., 1.25%, 7/15/2025	$607,000	$574,160
Global Payments, Inc., 1.2%, 3/01/2026	1,450,000	1,341,290
Tencent Holdings Ltd., 1.81%, 1/26/2026 (n)	1,481,000	1,394,806
		$3,310,256
Cable TV – 0.7%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 6.15%, 11/10/2026	$732,000	$737,732
Cox Communications, Inc., 5.45%, 9/15/2028 (n)	1,403,000	1,420,220
		$2,157,952
Computer Software – 0.5%
Dell International LLC/EMC Corp., 4%, 7/15/2024	$1,415,000	$1,407,955
Computer Software - Systems – 0.5%
VMware, Inc., 1%, 8/15/2024	$839,000	$824,270
VMware, Inc., 1.4%, 8/15/2026	649,000	592,704
		$1,416,974
Conglomerates – 0.5%
Regal Rexnord Corp., 6.05%, 2/15/2026 (n)	$1,023,000	$1,028,284
Regal Rexnord Corp., 6.05%, 4/15/2028 (n)	600,000	608,258
		$1,636,542
Containers – 0.7%
Berry Global, Inc., 1.57%, 1/15/2026	$432,000	$403,828
Berry Global, Inc., 1.65%, 1/15/2027	1,534,000	1,392,567
Berry Global, Inc., 5.5%, 4/15/2028	167,000	168,089
		$1,964,484
Electrical Equipment – 0.2%
Arrow Electronics, Inc., 6.125%, 3/01/2026	$686,000	$685,391

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Electronics – 1.2%
Microchip Technology, Inc., 0.983%, 9/01/2024	$2,095,000	$2,052,447
Qorvo, Inc., 1.75%, 12/15/2024	515,000	499,770
SK hynix, Inc., 6.25%, 1/17/2026 (n)	1,081,000	1,092,941
		$3,645,158
Emerging Market Quasi-Sovereign – 0.3%
DAE Funding LLC (United Arab Emirates), 1.55%, 8/01/2024 (n)	$619,000	$608,846
DAE Funding LLC (United Arab Emirates), 2.625%, 3/20/2025 (n)	344,000	332,889
		$941,735
Energy - Independent – 0.5%
EQT Corp., 5.7%, 4/01/2028	$350,000	$353,267
Pioneer Natural Resources Co., 1.9%, 8/15/2030	1,493,000	1,254,192
		$1,607,459
Financial Institutions – 1.1%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 6.45%, 4/15/2027 (n)	$730,000	$749,516
Avolon Holdings Funding Ltd., 4.25%, 4/15/2026 (n)	506,000	488,352
Avolon Holdings Funding Ltd., 2.528%, 11/18/2027 (n)	886,000	788,000
Avolon Holdings Funding Ltd., 2.75%, 2/21/2028 (n)	678,000	606,640
SMBC Aviation Capital Finance DAC, 5.3%, 4/03/2029 (n)	737,000	735,224
		$3,367,732
Food & Beverages – 1.6%
Bacardi-Martini B.V., 5.25%, 1/15/2029 (n)	$1,276,000	$1,263,361
JBS USA Lux S.A./JBS USA Food Co./JBS USA Finance, Inc., 3%, 2/02/2029	1,669,000	1,477,816
JDE Peet's N.V., 0.8%, 9/24/2024 (n)	1,392,000	1,357,451
JDE Peet's N.V., 1.375%, 1/15/2027 (n)	678,000	609,747
		$4,708,375
Gaming & Lodging – 1.1%
GLP Capital LP/GLP Financing II, Inc., 5.25%, 6/01/2025	$1,084,000	$1,077,021
Hyatt Hotels Corp., 1.8%, 10/01/2024	1,134,000	1,110,137
Hyatt Hotels Corp., 5.75%, 1/30/2027	633,000	642,850
Marriott International, Inc., 4.9%, 4/15/2029	445,000	441,489
		$3,271,497
Industrial – 0.0%
Howard University, Washington D.C., AGM, 2.516%, 10/01/2025	$144,000	$137,661
Insurance – 0.4%
Corebridge Global Funding, 5.2%, 1/12/2029 (n)	$499,000	$499,578
Equitable Financial Life Insurance Co., 1.4%, 7/07/2025 (n)	882,000	836,259
		$1,335,837
International Market Quasi-Sovereign – 0.4%
NBN Co. Ltd. (Commonwealth of Australia), 5.75%, 10/06/2028 (n)	$1,139,000	$1,176,267
Machinery & Tools – 0.3%
Agco Co., 5.45%, 3/21/2027	$626,000	$628,797
CNH Industrial Capital LLC, 1.875%, 1/15/2026	448,000	421,295
		$1,050,092
Major Banks – 14.3%
Bank of America Corp., 4.2%, 8/26/2024	$692,000	$687,838
Bank of America Corp., 4.45%, 3/03/2026	995,000	980,075
Bank of America Corp., 4.25%, 10/22/2026	575,000	562,267
Bank of America Corp., 1.734% to 7/22/2026, FLR (SOFR - 1 day + 0.96%) to 7/22/2027	2,531,000	2,333,455
Bank of America Corp., 4.183%, 11/25/2027	959,000	930,881

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Major Banks – continued
Barclays PLC, 2.852% to 5/07/2025, FLR (SOFR - 3mo. + 2.71361%) to 5/07/2026	$550,000	$533,115
Barclays PLC, 2.279% to 11/24/2026, FLR (CMT - 1yr. + 1.05%) to 11/24/2027	1,474,000	1,355,542
BNP Paribas S.A., 2.591% to 1/20/2027, FLR (SOFR - 1 day + 1.228%) to 1/20/2028 (n)	1,764,000	1,633,383
Capital One Financial Corp., 2.636% to 3/03/2025, FLR (SOFR - 1 day + 1.29%) to 3/03/2026	1,545,000	1,501,846
Capital One Financial Corp., 7.149% to 10/29/2026, FLR (SOFR - 1 day + 2.44%) to 10/29/2027	322,000	335,109
Capital One Financial Corp., 5.7% to 2/01/2029, FLR (SOFR - 1 day + 1.905%) to 2/01/2030	186,000	187,588
Credit Agricole S.A., 5.335% to 1/10/2029, FLR (SOFR - 1 day + 1.69%) to 1/10/2030 (n)	1,252,000	1,248,431
Danske Bank A.S., 5.705% to 3/01/2029, FLR (CMT - 1yr. + 1.4%) to 3/01/2030 (n)	356,000	358,275
Deutsche Bank AG, 0.898%, 5/28/2024	421,000	417,893
Deutsche Bank AG, 2.311% to 11/16/2026, FLR (SOFR - 1 day + 1.219%) to 11/16/2027	464,000	424,218
Deutsche Bank AG, 6.72% to 1/18/2028, FLR (SOFR - 1 day + 3.18%) to 1/18/2029	150,000	155,124
Goldman Sachs Group, Inc., 3.5%, 4/01/2025	750,000	735,801
Goldman Sachs Group, Inc., 1.093% to 12/09/2025, FLR (SOFR - 1 day + 0.789%) to 12/09/2026	821,000	762,688
Goldman Sachs Group, Inc., 1.948% to 10/21/2026, FLR (SOFR - 1 day + 0.913%) to 10/21/2027	1,205,000	1,107,663
HSBC Holdings PLC, 2.099% to 6/04/2025, FLR (SOFR - 1 day + 1.929%) to 6/04/2026	910,000	872,734
HSBC Holdings PLC, 1.589% to 5/24/2026, FLR (SOFR - 1 day + 1.29%) to 5/24/2027	623,000	573,267
HSBC Holdings PLC, 2.251% to 11/22/2026, FLR (SOFR - 1 day + 1.1%) to 11/22/2027	900,000	829,472
Huntington Bancshares, Inc., 4.008% to 5/16/2024, FLR (SOFR - 1 day + 1.205%) to 5/16/2025	683,000	680,433
Huntington Bancshares, Inc., 4.443% to 8/04/2027, FLR (SOFR - 1 day + 1.970%) to 8/04/2028	143,000	137,995
Huntington Bancshares, Inc., 6.208% to 8/21/2028, FLR (SOFR - 1 day + 2.02%) to 8/21/2029	840,000	859,750
JPMorgan Chase & Co., 2.005% to 3/13/2025, FLR (SOFR - 1 day + 1.585%) to 3/13/2026	1,642,000	1,587,428
JPMorgan Chase & Co., 1.04% to 2/04/2026, FLR (SOFR - 1 day + 0.695%) to 2/04/2027	1,071,000	991,163
JPMorgan Chase & Co., 1.578% to 4/22/2026, FLR (SOFR - 1 day + 0.885%) to 4/22/2027	862,000	799,173
JPMorgan Chase & Co., 4.25%, 10/01/2027	959,000	937,254
JPMorgan Chase & Co., 5.04% to 1/23/2027, FLR (SOFR - 1 day + 1.19%) to 1/23/2028	738,000	735,455
Lloyds Banking Group PLC, 3.511% to 3/18/2025, FLR (CMT - 1yr. + 1.6%) to 3/18/2026	450,000	440,227
Mitsubishi UFJ Financial Group, Inc., 0.953% to 7/19/2024, FLR (CMT - 1yr. + 0.55%) to 7/19/2025	1,003,000	988,141
Mitsubishi UFJ Financial Group, Inc., 0.962% to 10/11/2024, FLR (CMT - 1yr. + 0.45%) to 10/11/2025	437,000	425,801
Morgan Stanley, 0.864% to 10/21/2024, FLR (SOFR - 1 day + 0.745%) to 10/21/2025	1,635,000	1,589,956
Morgan Stanley, 4.35%, 9/08/2026	1,350,000	1,320,859
Morgan Stanley, 3.625%, 1/20/2027	381,000	368,009
Morgan Stanley, 3.95%, 4/23/2027	135,000	130,343
Morgan Stanley, 1.512% to 7/20/2026, FLR (SOFR - 1 day + 0.858%) to 7/20/2027	411,000	377,217
Nationwide Building Society, 2.972% to 2/16/2027, FLR (SOFR - 1 day + 1.29%) to 2/16/2028 (n)	750,000	699,535
PNC Bank N.A., 2.5%, 8/27/2024	1,183,000	1,167,420
PNC Financial Services Group, Inc., 5.354% to 12/02/2027, FLR (SOFR - 1 day + 1.62%) to 12/02/2028	1,717,000	1,724,183
Standard Chartered PLC, 1.822% to 11/23/2024, FLR (CMT - 1yr. + 0.95%) to 11/23/2025 (n)	444,000	431,949
Sumitomo Mitsui Financial Group, Inc., 1.474%, 7/08/2025	1,613,000	1,535,492
Sumitomo Mitsui Financial Group, Inc., 2.174%, 1/14/2027	1,184,000	1,096,490
Toronto-Dominion Bank, 5.532%, 7/17/2026	1,956,000	1,973,061
UBS Group AG, 4.703% to 8/05/2026, FLR (CMT - 1yr. + 2.05%) to 8/05/2027 (n)	374,000	366,984
UBS Group AG, 9.25% to 11/13/2028, FLR (CMT - 5yr. + 4.745%) to 5/13/2172 (n)	232,000	251,366
UniCredit S.p.A., 2.569% to 9/22/2025, FLR (CMT - 1yr. + 2.3%) to 9/22/2026 (n)	421,000	400,967
Wells Fargo & Co., 2.164% to 2/11/2025, FLR ((SOFR - 3mo. + 0.26161%) + 0.75%) to 2/11/2026	2,242,000	2,174,947
Wells Fargo & Co., 3.526% to 3/24/2027, FLR (SOFR - 1 day + 1.51%) to 3/24/2028	734,000	698,613
		$43,416,876
Medical & Health Technology & Services – 0.7%
IQVIA Holdings, Inc., 6.25%, 2/01/2029	$321,000	$333,302
Iqvia, Inc., 5.7%, 5/15/2028	446,000	452,185
Thermo Fisher Scientific, Inc., 1.215%, 10/18/2024	1,500,000	1,465,351
		$2,250,838
Metals & Mining – 1.2%
Anglo American Capital PLC, 4.75%, 4/10/2027 (n)	$1,599,000	$1,566,850
Glencore Funding LLC, 1.625%, 9/01/2025 (n)	1,100,000	1,041,122
Glencore Funding LLC, 1.625%, 4/27/2026 (n)	1,191,000	1,104,342
		$3,712,314

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Midstream – 1.6%
DCP Midstream Operating, LP, 5.625%, 7/15/2027	$1,413,000	$1,424,845
Enbridge, Inc., 2.5%, 2/14/2025	496,000	483,079
Energy Transfer LP, 2.9%, 5/15/2025	635,000	616,323
Energy Transfer LP, 5.55%, 2/15/2028	436,000	442,179
Plains All American Pipeline LP, 4.65%, 10/15/2025	992,000	978,527
Western Midstream Operating LP, 3.1%, 2/01/2025	796,000	778,841
		$4,723,794
Mortgage-Backed – 1.2%
Fannie Mae, 5%, 7/01/2039 - 3/01/2042	$389,038	$388,045
Fannie Mae, 2%, 5/25/2044	74,986	73,733
Freddie Mac, 0.941%, 4/25/2024 (i)	56,342	5
Freddie Mac, 5.954%, 7/25/2029	399,730	400,057
Freddie Mac, 1.578%, 4/25/2030 (i)	6,083,221	454,467
Freddie Mac, 3%, 4/15/2033 - 6/15/2045	2,049,887	1,923,476
Freddie Mac, 2%, 7/15/2042	269,934	245,601
		$3,485,384
Municipals – 0.6%
Kentucky Higher Education Student Loan Corp. Rev., Taxable, “A-2”, 5.949%, 6/01/2037	$580,000	$577,287
Massachusetts Educational Financing Authority, Education Loan Rev., Taxable, “A”, 2.156%, 7/01/2024	190,000	188,499
Massachusetts Educational Financing Authority, Education Loan Rev., Taxable, “A”, 2.306%, 7/01/2025	150,000	144,686
Massachusetts Educational Financing Authority, Education Loan Rev., Taxable, “A”, 2.562%, 7/01/2026	185,000	175,624
Michigan Finance Authority Tobacco Settlement Asset-Backed Rev., Taxable (2006 Sold Tobacco Receipts), “A-1”, 2.326%, 6/01/2030	200,972	195,978
New Jersey Transportation Trust Fund Authority, Transportation System, Taxable, “B”, 2.631%, 6/15/2024	440,000	437,376
		$1,719,450
Natural Gas - Pipeline – 0.6%
APA Infrastructure Ltd., 4.2%, 3/23/2025 (n)	$1,960,000	$1,931,434
Other Banks & Diversified Financials – 2.6%
AIB Group PLC, 7.583% to 10/14/2025, FLR (SOFR - 1 day + 3.456%) to 10/14/2026 (n)	$901,000	$924,447
AIB Group PLC, 6.608% to 9/13/2028, FLR (SOFR - 1 day + 2.33%) to 9/13/2029 (n)	225,000	234,555
American Express Co., 2.25%, 3/04/2025	773,000	751,278
Banque Federative du Credit Mutuel S.A., 5.896%, 7/13/2026 (n)	905,000	917,031
CaixaBank S.A., 5.673% to 3/15/2029, FLR (SOFR - 1 day + 1.78%) to 3/15/2030 (n)	576,000	575,666
Citizens Financial Group, Inc., 5.841% to 1/23/2029, FLR (SOFR - 1 day + 2.01%) to 1/23/2030	1,042,000	1,040,504
Element Fleet Management Corp., 5.643%, 3/13/2027 (n)	1,306,000	1,310,048
Macquarie Group Ltd., 1.201% to 10/14/2024, FLR (SOFR - 1 day + 0.694%) to 10/14/2025 (n)	654,000	637,679
Macquarie Group Ltd., 1.34% to 1/12/2026, FLR (SOFR - 1 day + 1.069%) to 1/12/2027 (n)	659,000	611,225
Truist Financial Corp., 5.435% to 1/24/2029, FLR (SOFR - 1 day + 1.62%) to 1/24/2030	884,000	882,969
		$7,885,402
Pharmaceuticals – 0.3%
Amgen, Inc., 5.507%, 3/02/2026	$294,000	$293,588
Bayer US Finance LLC, 6.125%, 11/21/2026 (n)	315,000	317,604
Bayer US Finance LLC, 6.25%, 1/21/2029 (n)	303,000	308,278
		$919,470
Railroad & Shipping – 0.5%
Canadian Pacific Railway Co., 1.35%, 12/02/2024	$1,588,000	$1,544,058
Real Estate - Office – 0.4%
Corporate Office Property LP, REIT, 2.25%, 3/15/2026	$1,092,000	$1,026,746
Corporate Office Property LP, REIT, 2%, 1/15/2029	219,000	183,610
		$1,210,356

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Real Estate - Other – 0.2%
Sun Communities Operating LP, 5.5%, 1/15/2029	$750,000	$748,038
Retailers – 0.2%
Nordstrom, Inc., 2.3%, 4/08/2024	$519,000	$517,603
Specialty Chemicals – 0.6%
International Flavors & Fragrances, Inc., 1.23%, 10/01/2025 (n)	$1,567,000	$1,466,711
International Flavors & Fragrances, Inc., 1.832%, 10/15/2027 (n)	505,000	447,792
		$1,914,503
Specialty Stores – 0.5%
Genuine Parts Co., 1.75%, 2/01/2025	$792,000	$766,405
Ross Stores, Inc., 0.875%, 4/15/2026	789,000	725,190
		$1,491,595
Telecommunications - Wireless – 0.8%
Crown Castle, Inc., REIT, 1.35%, 7/15/2025	$257,000	$244,010
Crown Castle, Inc., REIT, 2.9%, 3/15/2027	206,000	192,679
T-Mobile USA, Inc., 3.5%, 4/15/2025	1,901,000	1,863,795
		$2,300,484
Tobacco – 1.0%
B.A.T. International Finance PLC, 5.931%, 2/02/2029	$481,000	$493,711
Imperial Brands Finance PLC, 6.125%, 7/27/2027 (n)	305,000	311,143
Philip Morris International, Inc., 5.125%, 11/15/2024	800,000	798,089
Philip Morris International, Inc., 5%, 11/17/2025	364,000	363,054
Philip Morris International, Inc., 5.125%, 11/17/2027	324,000	325,676
Philip Morris International, Inc., 4.875%, 2/15/2028	638,000	636,242
		$2,927,915
Transportation - Services – 2.1%
Element Fleet Management Corp., 1.6%, 4/06/2024 (n)	$2,849,000	$2,847,510
Element Fleet Management Corp., 6.271%, 6/26/2026 (n)	1,638,000	1,657,116
ERAC USA Finance LLC, 3.85%, 11/15/2024 (n)	551,000	544,920
Penske Truck Leasing Co. LP, 5.35%, 1/12/2027 (n)	584,000	584,423
Penske Truck Leasing Co. LP, 5.35%, 3/30/2029 (n)	851,000	851,582
		$6,485,551
U.S. Treasury Obligations – 26.8%
U.S. Treasury Notes, 5%, 9/30/2025	$15,084,000	$15,121,121
U.S. Treasury Notes, 4.125%, 6/15/2026 (f)	32,852,000	32,528,613
U.S. Treasury Notes, 4.5%, 7/15/2026	12,083,000	12,065,064
U.S. Treasury Notes, 4.625%, 11/15/2026	21,357,000	21,426,244
		$81,141,042
Utilities - Electric Power – 4.0%
Algonquin Power & Utilities Corp., 5.365%, 6/15/2026	$340,000	$338,159
Edison International, 4.7%, 8/15/2025	750,000	740,789
Emera US Finance LP, 0.833%, 6/15/2024	589,000	582,252
Enel Finance International N.V., 6.8%, 10/14/2025 (n)	630,000	642,585
Entergy Louisiana LLC, 0.95%, 10/01/2024	2,993,000	2,925,182
FirstEnergy Corp., 2.05%, 3/01/2025	929,000	891,478
FirstEnergy Corp., 1.6%, 1/15/2026	513,000	477,200
NextEra Energy Capital Holdings, Inc., 6.051%, 3/01/2025	827,000	830,146
NextEra Energy Capital Holdings, Inc., 5.749%, 9/01/2025	922,000	925,956
Pacific Gas & Electric Co., 4.95%, 6/08/2025	550,000	545,445
Pacific Gas & Electric Co., 6.1%, 1/15/2029	844,000	869,721
Pacific Gas & Electric Co., 5.55%, 5/15/2029	594,000	599,187
Southern California Edison Co., 0.975%, 8/01/2024	667,000	656,548

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Utilities - Electric Power – continued
Vistra Operations Co. LLC, 4.875%, 5/13/2024 (n)	$952,000	$950,198
		$11,974,846
Total Bonds		$296,028,637
Investment Companies (h) – 1.3%
Money Market Funds – 1.3%
MFS Institutional Money Market Portfolio, 5.38% (v)	3,971,111	$3,971,905

Other Assets, Less Liabilities – 1.0%		2,912,653
Net Assets – 100.0%		$302,913,195
(f)	All or a portion of the security has been segregated as collateral for open futures contracts and cleared swap agreements.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $3,971,905 and $296,028,637, respectively.
(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $103,326,796, representing 34.1% of net assets.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
AGM	Assured Guaranty Municipal
CLO	Collateralized Loan Obligation
CMT	Constant Maturity Treasury
FLR	Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate. All reference rates are USD unless otherwise noted.
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
Derivative Contracts at 3/31/24
Futures Contracts
Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Liability Derivatives
Interest Rate Futures
U.S. Treasury Note 2 yr	Long	USD	122	$24,947,094	June – 2024	$(12,312)

Portfolio of Investments (unaudited) – continued
Cleared Swap Agreements
Maturity Date		Notional Amount	Counterparty	Cash Flows to Receive/ Frequency	Cash Flows to Pay/ Frequency	Unrealized Appreciation (Depreciation)	Net Unamortized Upfront Payments (Receipts)	Value
Liability Derivatives
Interest Rate Swaps
10/02/25	USD	8,000,000	centrally cleared	5.014% / Annually	SOFR - 1 day / Annually	$(22,265)	$(750)	$(23,015)
10/02/26	USD	25,600,000	centrally cleared	4,697% / Annually	SOFR - 1 day / Annually	(36,233)	(2,309)	(38,542)
						$(58,498)	$(3,059)	$(61,557)
At March 31, 2024, the fund had liquid securities with an aggregate value of $708,116 to cover any collateral or margin obligations for certain derivative contracts.
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
3/31/24 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Swap agreements are generally valued using valuations provided by a third-party pricing service, which for cleared swaps includes an evaluation of any trading activity at the clearinghouses. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk).

Supplemental Information (unaudited) – continued
Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments, such as futures contracts and swap agreements. The following is a summary of the levels used as of March 31, 2024 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
U.S. Treasury Bonds & U.S. Government Agencies & Equivalents	$—	$81,141,042	$—	$81,141,042
Non - U.S. Sovereign Debt	—	2,118,002	—	2,118,002
Municipal Bonds	—	1,719,450	—	1,719,450
U.S. Corporate Bonds	—	90,297,575	—	90,297,575
Residential Mortgage-Backed Securities	—	6,194,731	—	6,194,731
Commercial Mortgage-Backed Securities	—	13,743,371	—	13,743,371
Asset-Backed Securities (including CDOs)	—	51,303,308	—	51,303,308
Foreign Bonds	—	49,511,158	—	49,511,158
Mutual Funds	3,971,905	—	—	3,971,905
Total	$3,971,905	$296,028,637	$—	$300,000,542
Other Financial Instruments
Futures Contracts – Liabilities	$(12,312)	$—	$—	$(12,312)
Swap Agreements – Liabilities	—	(61,557)	—	(61,557)
For further information regarding security characteristics, see the Portfolio of Investments.
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$7,915,123	$24,802,514	$28,745,189	$(502)	$(41)	$3,971,905
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$105,230	$—